Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Schedule of 2024 CP BF Convertible Note

The following table presents the 2024 CP BF Convertible Note as of June 30, 2026 and December 31, 2025:

	As of
	June 30, 2026	December 31, 2025
Face value of the CP BF convertible notes	$8,759	$8,759
Debt premium, net	—	—
Carrying value of the CP BF convertible notes	8,759	8,759
Accrued interest	1,954	1,558
Prepayments made	(5,012)	(5,012)
Conversions	(949)	(382)
Total CP BF convertible notes and accrued interest	$4,752	$4,923

The following table presents the 2024 CP BF Convertible Note as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Face value of the CP BF convertible notes	$8,758,775	$8,758,775
Debt premium, net	—	11,066
Carrying value of the CP BF convertible notes	8,758,775	8,769,841
Accrued interest	1,557,558	369,459
Prepayments made	(5,011,987)	(283,315)
Conversions	(381,745)	(216,284)
Total CP BF convertible notes and accrued interest	$4,922,601	$8,639,701

Schedule of Private Placement Offering

	Private Placement Convertible Notes						Private Placement Warrants
Closing Date	Note Issued by the Company	Maturity Date of the Note	Original Principal Amount of the Note	Net Proceeds Received by the Company	Initial Conversion Price per Share	Initial Conversion Floor Price per Share	Warrants Issued by the Company	Number of Buyer Warrants Issued by the Company	Initial Buyer Warrant Exercise Price per Share
June 30, 2025	June 3i Note	June 30, 2026	$2,200	$1,725	$500.00	$22.00	June Warrant	336	$500.00
August 19, 2025	August 3i Note	September 19, 2026	2,200	$1,762	$500.00	$220.00	August Warrant	631	$500.00
October 8, 2025	October 3i Note	October 8, 2026	2,500	$2,011	$500.00	$124.00	October Warrant	2,000	$500.00
February 13, 2026	February 3i Note	February 13, 2027	2,333	$1,879	$222.00	$50.80	February Warrant	2,102	$222.00
Total			$9,233	$7,377				5,069

	Private Placement Notes						Private Placement Warrants
Closing Date	Note Issued by the Company	Maturity Date of the Note	Original Principal Amount of the Note	Net Proceeds Received by the Company	Initial Conversion Price per Share	Initial Conversion Floor Price per Share	Warrants Issued by the Company	Number of Buyer Warrants Issued by the Company	Initial Buyer Warrant Exercise Price per Share
June 30, 2025	June 3i Note	June 30, 2026	$2,200,000	$1,725,000	$500.00	$22.00	June Warrant	336	$500.00
August 19, 2025	August 3i Note	September 19, 2026	$2,200,000	$1,762,000	$500.00	$220.00	August Warrant	631	$500.00
October 8, 2025	October 3i Note	October 8, 2026	$2,500,000	$2,010,909	$500.00	$124.00	October Warrant	1,000	$500.00
Total			$6,900,000	$5,497,909				1,967

Agile Term Notes [Member]
Debt Instrument [Line Items]
Schedule of Notes

The following presents the Agile Notes for the six months ended June 30, 2026:

Agile Term Notes
Balance at December 31, 2025	$1,728
Issuance of Agile term notes	90
Loss on issuance	30
Loss on extinguishment	58
Repayments in cash	(52)
Conversions	(1,897)
Change in fair value	113
Balance at June 30, 2026	$70

Outstanding principal balance as of June 30, 2026	$55
Accrued interest as of June 30, 2026	$—

The following presents the Agile Notes for the year ended December 31, 2025:

Agile Term Notes
Balance at December 31, 2024	3,143,000
Issuance of Agile term notes	4,262,500
Loss on issuance	110,500
Loss on extinguishment	2,402,732
Repayments in cash	(8,079,300)
Conversions	(284,000)
Change in fair value	173,055
Balance at December 31, 2025	$1,728,487

Outstanding principal balance as of December 31, 2025	$1,839,433
Accrued interest as of December 31, 2025	$—

Diagonal Convertible Notes [Member]
Debt Instrument [Line Items]
Schedule of Notes

The following table presents the 1800 Diagonal Notes for the six months ended June 30, 2026:

1800 Diagonal
Balance at December 31, 2025	$747
Issuance of convertible notes	571
Loss on debt issuance	16
Repayments in cash	(243)
Change in fair value	184
Conversions	(521)
Balance at June 30, 2026	$754

Outstanding principal balance as of June 30, 2026	$619
Accrued interest as of June 30, 2026	$78

The following table presents the 1800 Diagonal Notes year ended December 31, 2025:

1800 Diagonal
Balance at December 31, 2024	$432,000
Issuance of convertible notes	1,297,200
Loss on debt issuance	140,215
Repayments in cash	(615,457)
Change in fair value	(49,478)
Conversions	(457,493)
Balance at December 31, 2025	$746,987

Outstanding principal balance as of December 31, 2025	$721,938
Accrued interest as of December 31, 2025	$71,015

3i, LP [Member]
Debt Instrument [Line Items]
Schedule of Notes

The following table presents the Private Placement Convertible Notes as of June 30, 2026:

3i, LP Notes
Balance as of December 31, 2025	$1,856
Issuance of Private Placement Convertible Notes	2,121
Loss on debt issuance	1,039
Change in fair value	(569)
Conversions	(3,963)
Balance as of June 30, 2026	$484

Outstanding principal balance as of June 30, 2026	$440
Accrued interest as of June 30, 2026	$44

The following table presents the Private Placement Convertible Notes as of December 31, 2025:

3i, LP Notes
Issuance of Private Placement Convertible Notes	$6,450,000
Loss on debt issuance	3,349,000
Repayments in cash	(1,291,516)
Change in fair value	(2,308,368)
Conversions	(4,343,116)
Balance as of December 31, 2025	$1,856,000

Outstanding principal balance as of December 31, 2025	$1,709,091
Accrued interest as of December 31, 2025	$170,909

Boot Capital [Member]
Debt Instrument [Line Items]
Schedule of Notes

The following table presents the Boot Capital Convertible Note as of June 30, 2026:

Boot Capital
Balance at December 31, 2025	$116
Repayments in cash	(66)
Change in fair value	14
Balance at June 30, 2026	$64

Outstanding principal balance as of June 30, 2026	$59
Accrued interest as of June 30, 2026	$—

The following table presents the Private Placement Convertible Notes as of December 31, 2025:

Boot Capital
Balance at December 31, 2024	$—
Issuance of convertible notes	100,000
Loss on debt issuance	12,611
Repayments in cash	—
Change in fair value	3,225
Conversions	—
Balance at December 31, 2025	$115,836

Outstanding principal balance as of December 31, 2025	$115,000
Accrued interest as of December 31, 2025	$1,670

TVT Capital Issuance [Member]
Debt Instrument [Line Items]
Schedule of Notes

The following table presents the TVT Capital Promissory Note as of June 30, 2026:

TVT Capital
Balance at December 31, 2025	$—
Issuance of term notes	600
Loss on debt issuance	162
Repayments in cash	(185)
Change in fair value	24
Balance at June 30, 2026	$601

Outstanding principal balance as of June 30, 2026	$472
Accrued interest as of June 30, 2026	$—